OTHER RECEIVABLES AND PREPAYMENTS	12 Months Ended
Dec. 31, 2020
OTHER RECEIVABLES AND PREPAYMENTS
OTHER RECEIVABLES AND PREPAYMENTS

16.        OTHER RECEIVABLES AND PREPAYMENTS

	As of December 31,
	2020	2019
	RMB’000	RMB’000
Prepaid expense	640	2,036
Security deposit	121	—
Other receivable	84	—
	845	2,036

All of the other receivables and prepayments are expected to be recovered or recognized as expense within one year. The net carrying value of these balances is considered a reasonable approximation of fair value.